Trade and other receivables - Additional Information (Detail) - RUB (₽) ₽ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade And Other Receivables [Member]
Disclosure of financial assets [line items]
Allowance For Impairment Losses	₽ 3,781	₽ 3,902